Schedule of Contract Assets (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue recognized in excess of amounts paid or payable (contract receivable) to the Company on uncompleted contracts (contract asset) excluding retainage	$ 5,960,812	$ 2,453,088	$ 389,927
Retainage included in contract assets due to being conditional on something other than solely passage of time	977,931	793,481	$ 390,214
Less: allowance for credit loss	(99,646)	(25,021)
Contract assets, net	6,839,097	3,221,548
Contract assets, current	6,098,497	3,150,729
Contract assets, non-current	$ 740,600	$ 70,819